COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Book value of assets pledged under ship mortgages	$ 2,241
Contractual commitments under newbuilding contracts	275.6	195.5
Guarantee on Rig Finance II's term loan facility	20
Amount of loan to unrelated third party guaranteed	$ 56.9